Fair Value Measurements (Details) (USD $) In Millions	May 31, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	$ 24.1
Derivative liabilities at fair value	11.8
Foreign currency [Member] | Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	0.3
Derivative liabilities at fair value	1.4
Commodity [Member] | Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	0
Derivative liabilities at fair value	0
Freight Contracts [Member] | Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	0
Derivative liabilities at fair value	0
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	0.3
Derivative liabilities at fair value	1.4
Foreign currency [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	18.8
Derivative liabilities at fair value	2.9
Commodity [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	1.5
Derivative liabilities at fair value	6.6
Freight Contracts [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	0
Derivative liabilities at fair value	0
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	20.3
Derivative liabilities at fair value	9.5
Foreign currency [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	0
Derivative liabilities at fair value	0
Commodity [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	0
Derivative liabilities at fair value	0
Freight Contracts [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	3.5
Derivative liabilities at fair value	0.9
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	3.5
Derivative liabilities at fair value	0.9
Foreign currency [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	19.1
Derivative liabilities at fair value	4.3
Commodity [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	1.5
Derivative liabilities at fair value	6.6
Freight Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative assets at fair value	3.5
Derivative liabilities at fair value	$ 0.9